FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	$ 4,612	$ 4,633
Disclosure of financial liabilities [line items]
Financial liabilities	19,239	19,342
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Hedge accounting, financial assets	66	90
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Hedge accounting, financial liabilities	57	23
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	57	23
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	19,182	19,319
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	114	90
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,498	4,543
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	904	921
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	904	921
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,786	13,169
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,786	13,169
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Financial liabilities	5,392	5,129
Shares classified as financial liability | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Shares classified as financial liability | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,392	5,129
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	57	23
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	57	23
Financial liabilities (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	100	100
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	100	100
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	690	431
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	690	431
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,145	2,538
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,145	2,538
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	114	90
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	114	90
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	1,663	1,574
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 1,663	$ 1,574